RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 18, 2022	Jun. 29, 2022	Jun. 16, 2022	Mar. 18, 2022	Dec. 10, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds from issuance of common stock						$ 800	$ 5,000,000	$ 1,500,500	$ 2,000,000
Repayments of related party debt							89,200	25,070	25,070
Proceeds from related party						$ 39,270		$ 75,000	75,000
Jacob D Cohen [Member]
Related Party Transaction [Line Items]
Repayments of related party debt									248,151
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Equity ownership interest			80.00%
Cohen Enterprises Inc [Member]
Related Party Transaction [Line Items]
Related party advances received		$ 25,000
Issuance of shares			8,000,000
Proceeds from issuance of common stock			$ 90,000
Repayments of related party debt	$ 25,000								89,200	$ 39,200
Proceeds from related party							$ 0		$ 89,200
Imputed interest percentage							8.00%		8.00%
Related party transaction purchases							$ 8,232		$ 4,674	181
Zip Doctor Inc [Member]
Related Party Transaction [Line Items]
Related party advances received					$ 70
Repayments of related party debt							$ 0		$ 0	70
Imputed interest percentage							8.00%		8.00%
Related party transaction purchases									$ 2	$ 0
Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Related party advances received				$ 50,000	$ 39,200		$ 89,200
Repayments of related party debt			$ 89,200